RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure
RELATED PARTY TRANSACTIONS

Loans Receivable
In the normal course of business, the Bank grants loans to related parties.  Related parties include directors and certain officers of the Company and its subsidiaries and their immediate family members and respective affiliates in which they have a controlling interest.  These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with customers, and did not involve more than the normal risk of collectibility.  At December 31, 2012 and 2011, all related party loans were performing in accordance with their terms.

Changes in loans outstanding to such related parties during the years ended December 31, 2012 and 2011 are as follows:

	Years Ended December 31,
	2012	2011
	(In Thousands)
Balance at beginning of year	$2,063	$2,038
Additions	362	247
Repayments	(477)	(222)
Balance at end of year	$1,948	$2,063

Deposits
Deposit accounts of directors, certain officers and other related parties aggregated $1.3 million and $1.2 million at December 31, 2012 and 2011, respectively.